SUBSEQUENT EVENTS (Details Narrative)				3 Months Ended
	Feb. 28, 2022 shares	Feb. 01, 2022	Jan. 24, 2022 USD ($) ft²	Apr. 13, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Subsequent Event [Line Items]
Security deposit | $					$ 3,587
Common stock shares issued					3,331,916	1,661,431
Common stock shares outstanding					3,331,916	1,661,431
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease description			the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which is expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by
Area of land | ft²			3,521
Lease term			5 years
Security deposit | $			$ 3,668
Option to extend			The Company does not have an option to extend the lease
Reverse stock split	1-for-300 reverse stock split
Common stock shares issued	994,871,337
Common stock shares outstanding	994,871,337
Stock issued for services rendered				6,500
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares issued	3,331,916
Common stock shares outstanding	3,331,916
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Lease description		Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023
Expiration date		Jan. 01, 2024
Lessee, Operating Lease, Lease Not yet Commenced, Option to Extend		the Company has two options to extend the lease by 5 years per option. The Company also has the option to extend the term of the lease for an additional year for the next 5 years upon the same terms and conditions
Lease extension term		5 years